Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 108,651	$ 42,437
Accounts receivable, net	421,001	245,421
Inventories, net	484,919	347,307
Current deferred income tax benefits	244,638	74,821
Other current assets	29,607	45,380
Total Current Assets	1,288,816	755,366
Property, plant and equipment, net	3,402,770	1,799,241
Goodwill	2,068,799	616,621
Other noncurrent assets	108,802	40,007
Total Assets	7,464,392	3,259,826
Current Liabilities:
Bank overdraft	183	2,556
Accounts payable	202,476	103,600
Accrued salaries, benefits and payroll taxes	36,576	18,114
Pension and postretirement benefits	6,953	2,026
Accrued insurance and other taxes	58,356	29,103
Current maturities of long-term debt and short-term facilities	14,336	12,403
Other current liabilities	77,768	42,747
Total Current Liabilities	396,648	210,549
Long-term debt	1,571,059	1,018,518
Pension, postretirement and postemployment benefits	249,333	78,489
Noncurrent deferred income taxes	734,583	279,999
Other noncurrent liabilities	160,021	97,352
Total Liabilities	3,111,644	1,684,907
Equity:
Common stock ($0.01 par value; 100,000,000 shares authorized; 67,293,000 and 46,261,000 shares outstanding at December 31, 2014 and 2013, respectively)	671	461
Preferred stock ($0.01 par value; 10,000,000 shares authorized; no shares outstanding)
Additional paid-in capital	3,243,619	432,792
Accumulated other comprehensive loss	(106,159)	(44,114)
Retained earnings	1,213,035	1,148,738
Total Shareholders’ Equity	4,351,166	1,537,877
Noncontrolling interests	1,582	37,042
Total Equity	4,352,748	1,574,919
Total Liabilities and Equity	7,464,392	3,259,826
Operating Permits
Current Assets:
Intangibles, net	499,487	17,041
Other Intangible Assets
Current Assets:
Intangibles, net	$ 95,718	$ 31,550